Related parties - Receivables from related party (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties
Receivables from related party	₺ 367,539	₺ 322,688
Enerji Piyasalari Isletme A.S.
Disclosure of transactions between related parties
Receivables from related party	89,078
TT Mobil
Disclosure of transactions between related parties
Receivables from related party	68,126	81,744
Turk Hava Yollari A.S
Disclosure of transactions between related parties
Receivables from related party	46,425	87,304
Gunes Express Havacilik A.S.
Disclosure of transactions between related parties
Receivables from related party	41,834	53,014
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.
Disclosure of transactions between related parties
Receivables from related party	34,843	17,396
TVF IFM Gayrimenkul Insaat ve Yonetim A.S.
Disclosure of transactions between related parties
Receivables from related party	31,637
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties
Receivables from related party	25,376	24,597
T.C. Posta ve Telgraf Teskilati Genel Mudurlugu
Disclosure of transactions between related parties
Receivables from related party	201	8,111
AJET Hava Tasimaciligi A.S.
Disclosure of transactions between related parties
Receivables from related party		13,941
Others
Disclosure of transactions between related parties
Receivables from related party	₺ 30,019	₺ 36,581